Accounting policies	12 Months Ended
Dec. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Accounting policies
1. Accounting policies
The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. Where an accounting policy is specific to a note, the policy is described in the note which it relates to. These policies have been consistently applied to all the periods presented.
1.1 Reporting entity
Sibanye Stillwater Limited (the Company) and its subsidiaries (together referred to as the Group or Sibanye-Stillwater), an independent, global, precious metals mining company, produces a mix of metals that includes gold and platinum group metals (PGM). Domiciled in South Africa, Sibanye-Stillwater currently owns and operates a portfolio of high-quality operations and projects, which are grouped into two regions: the Southern Africa (SA) region and the United States (US) region.
The SA region houses the gold and PGM operations and projects located in South Africa and Zimbabwe. The underground and surface gold mining operations in South Africa are the Driefontein, Kloof and Cooke operations in the West Witwatersrand (West Wits) region and DRDGOLD Limited (DRDGOLD) with surface tailings treatment plant in the East of Johannesburg in Gauteng, and the Beatrix operation in the southern Free State. Sibanye-Stillwater also owns and manages significant gold extraction and processing facilities where ore is treated and beneficiated to produce gold doré. In addition, several organic projects currently underway are aimed at sustaining these gold mining operations into the long term. In 2021, Sibanye-Stillwater’s Board approved a new major capital project for Burnstone to complete necessary infrastructure and bring the mine to full development. Burnstone is a developmental stage gold mine and processing operation located in the South Rand Goldfield of the Witwatersrand Basin, and comprises two established shaft complexes, a carbon-in-leach gold processing plant, tailings storage facility and related surface infrastructure and mining rights.
The PGM assets in the SA region are Kroondal (50%) (refer note 41.4), the Rustenburg operation, the Marikana operation (Marikana) and the tailings retreatment entity, Platinum Mile in North West Province, and Mimosa (50%) in Zimbabwe. Marikana currently has five contributing shafts namely 4Belt, K3, Rowland, Saffy and E3 and the ore mined at the Marikana operations is processed through five concentrators on site. The PGM concentrate produced is dispatched to the smelter for further processing at the Base Metal Refinery (BMR). At the BMR, base metals are removed and the resulting PGM-rich residue is sent to Precious Metal Refinery (PMR) for final treatment. Marikana therefore sells refined metals to customers. Sibanye-Stillwater’s Board approved the K4 capital growth project in 2021 to complete the mine’s vertical shaft infrastructure. K4 is a large, long-life, high-grade Merensky and UG2 proposition situated on the western limb of the Bushveld Complex, in South Africa’s North West Province. It is a partially completed project with an equipped main production shaft and ventilation shaft, some underground infrastructure installed and underground developed workings. Work at K4 started in 2021 with maintenance and preparation of underground areas, leading to first production in 2022.
The Rustenburg operation comprise of three operating vertical shafts (Siphumelele 1, Khuseleka 1 and Thembelani 1), two declines at Bathopele, two concentrating plants (the Waterval UG2 concentrator and the Waterval retrofit concentrator), a chrome recovery plant, the Western Limb tailings retreatment plant and related surface infrastructure and assets. In addition, mining operations are carried out on two mining tailings dams. Ore is processed through the Waterval UG2 concentrator and Waterval retrofit concentrator. Tailings are treated at the Western Limb Tailings Retreatment Plant, Platinum Mile and at the Chrome retreatment plant where a saleable chromite concentrate is recovered. Tailings from the Rustenburg operation are piped to storage facilities. The Rustenburg operation has a tolling agreement with a third party and currently sells refined metals as well as PGM concentrate to customers. Kroondal comprises of five operating decline shafts. Ore is processed at Kroondal through two concentrator plants (K1 and K2). Tailings from the K1 and K2 plants are piped to three adjacent tailings storage facilities and at a fourth tailings storage facility at Marikana, which has been recommissioned. Platinum Mile is a tailings retreatment facility located on the Rustenburg lease area adjacent to our Kroondal operations. The facility recovers PGMs from our Rustenburg operations. Kroondal and Platinum Mile currently only sells PGM concentrate to customers.
The US region houses the PGM operations and projects located in the US, Canada and Argentina. These include the East Boulder and Stillwater mining operations and the Blitz project in Montana, in the US, and exploration-stage projects, Altar (joint venture) in Argentina and Marathon (fair value through other comprehensive income (OCI) investment), a PGM-copper porphyry in Ontario, Canada. The assets in this region also include the Metallurgical complex in Columbus, Montana. This complex houses the smelter, base metal refinery and an analytical laboratory which produces a PGM-rich filter cake that is further refined by a third-party precious metal refinery. These processing and metallurgical facilities are also used to process recycled material such as spent autocatalytic convertors and petroleum refinery catalysts. Subsequent to the reporting date, the investment in the Marathon project was disposed of in exchange for shares in Generation Mining Limited (Gen Mining) (refer note 20).
1.2 Basis of preparation
The consolidated financial statements for the year ended 31 December 2021 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or other comprehensive income.
Standards, interpretations and amendments to published standards effective for the year ended 31 December 2021
During the financial year, the following new and revised accounting standards and amendments to standards applicable to the Group, became effective and had no material impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
COVID-19-Related Rent Concessions (Amendment to IFRS 16)	In response to the COVID-19 coronavirus pandemic, the IASB has issued amendments to IFRS 16 Leases (IFRS 16) to allow lessees not to account for rent concessions as lease modifications if they are a direct consequence of COVID-19 and meet certain conditions. Rent concessions included in the ambit of the amendment might take a variety of forms, including payment holidays and deferral of lease payments. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted. The Group did not receive any material rent concessions as a direct result of COVID-19.	1 June 2020
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
Interbank offered rates (IBOR) reform refers to the global reform of interest rate benchmarks, which includes the replacement of some interbank offered rates with alternative benchmark rates. Under the detailed rules of IFRS 9 Financial Instruments (IFRS 9), modifying a financial contract can require recognition of a significant gain or loss in the income statement. However, the amendments introduce a practical expedient if a change results directly from IBOR reform and occurs on an ‘economically equivalent’ basis. In these cases, changes will be accounted for by updating the effective interest rate.
A similar practical expedient applies under IFRS 16 for lessees when accounting for lease modifications required by IBOR reform. IBOR reform will generally result in a change in the basis for determining the contractual cash flows of that financial asset or financial liability.
The US$600 million RCF and the R5.5 billion RCF (refer note 28) are both linked to IBOR and therefore subject to the IBOR reform amendment, which came into effect on 1 January 2021. However, at the reporting date, none of the Group's IBOR-linked interest rates had been changed due to IBOR reform. The R5.5 billion RCF is linked to JIBAR and is not drawn down, however the JIBAR is only expected to be impacted by the reform at a later stage and any impact thereof is to be considered when this occurs. The US$600 million RCF is linked to a US LIBOR and will be refinanced or restructured depending on the developments in respect of the US LIBOR reform. Therefore, the Group was not impacted when the amendment became effective.
The Group will assess the impact on the balances and cash flows linked to rates changes arising from IBOR reform when more information is available on the quoted rates that will replace the current IBOR applicable to the Group. The potential future impact arising from these amendments was not yet known at the reporting date.
1 January 2021
[1] Effective date refers to annual period beginning on or after said date
Standards, interpretations and amendments to published standards which are not yet effective
Certain new standards, amendments and interpretations to existing standards have been published that apply to the accounting periods beginning on or after 1 January 2022 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments	Effective date[1]
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16 – the 2021 Amendment)[2]	A one-year extension to the practical expedient for COVID-19 related rent concessions under IFRS 16 has been published by the IASB. This amendment is a response to the ongoing economic challenges resulting from the COVID-19 coronavirus pandemic. The extension is available for adoption immediately, subject to any local endorsement requirements.	1 April 2021
Annual Improvements to IFRS Standards 2018-2020[2]
As part of its process to make non-urgent but necessary amendments to IFRS Standards, the IASB has issued the Annual Improvements to IFRS Standards 2018–2020. The amendments applicable to the Group relate to:
•IFRS 9 - clarifies which fees should be included in the 10% test for derecognition of financial liabilities; and
•IFRS 16 - amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.
1 January 2022
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)[2]
In the process of making an item of property, plant or equipment (PPE) available for its intended use, an entity may produce and sell items. Under the amendments, proceeds from selling items before the related item of PPE is available for use should be recognised in profit or loss, together with the costs of producing those items. IAS 2 Inventories should be applied in identifying and measuring these production costs.
1 January 2022
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)[2]
The amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets (IAS 37) clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, an entity recognises any impairment loss that has occurred on assets used in fulfilling the contract.
1 January 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)[2]
Minor amendments were made to IFRS 3 Business Combinations (IFRS 3) to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 and IFRIC 21 Levies. The amendments also confirm that contingent assets should not be recognised at the acquisition date.
1 January 2022
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)[2]
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 Presentation of Financial Statements (IAS 1) to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability.
1 January 2023
Definition of Accounting Estimate (Amendments to IAS 8)[2]
The IASB has issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (IAS 8) to clarify how entities should distinguish changes in accounting policies from changes in accounting estimates, with a primary focus on the definition of and clarifications on accounting estimates. This is due to the term "accounting estimate" not being defined and the previous definition of a "change in accounting estimate" being unclear.
The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.
1 January 2023
1 Effective date refers to annual period beginning on or after said date
2 No material impact expected
Standards, interpretations and amendments to published standards which are not yet effective (continued)

Pronouncement	Details of amendments	Effective date[1]
Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)[2]	The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, entities will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.	1 January 2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)[2]	To assist preparers of financial statements, the IASB had previously refined its definition of ‘material’ (effective 1 Jan 2020) and issued non-mandatory practical guidance on applying the concept of materiality. As the final step of the materiality improvements, the IASB issued amendments on the application of materiality to the disclosure of accounting policies. The key amendments include requirements for entities to disclose their material accounting policies rather than their significant accounting policies as well as certain clarifications regarding accounting policies related to material transactions or events.	1 January 2023
[1] Effective date refers to annual period beginning on or after said date
2 No material impact expected
Significant accounting judgements and estimates
The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.
For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 - Revenue
Cash-settled share-based payment obligation	6 - Share-based payments
Royalties, mining and income tax, and deferred tax	11 - Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 - Property, plant and equipment
Business combinations	16 - Acquisitions
Goodwill	17 - Goodwill
Equity-accounted investments	18 - Equity-accounted investments
Other receivables and other payables	22 - Other receivables and other payables
Inventories	23 - Inventories
Borrowings and derivative financial instrument	28 - Borrowings and derivative financial instrument
Environmental rehabilitation obligation	30 - Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	31 - Occupational healthcare obligation
Deferred revenue	32 - Deferred revenue
Contingent liabilities	38 - Contingent liabilities
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.
1.3 Consolidation
[1] The non-controlling interests (NCI) in the statement of changes in equity relates to the attributable share of accumulated profits of DRDGOLD, Group Technical Security Management Proprietary Limited (GTSM), Platinum Mile Resources Proprietary Limited (Platinum Mile), Western Platinum Proprietary Limited (WPL) and all WPL subsidiaries, Eastern Platinum Proprietary Limited (EPL) and Akanani Mining Proprietary Limited (Akanani) (refer note 27)
[2] Witwatersrand Consolidated Gold Resources Proprietary Limited (Wits Gold) has ceded and pledged its shares in K2013164354 Proprietary Limited (K2013) (a dormant entity) and K2013 has ceded and pledged it shares in Sibanye Gold Eastern Operations Proprietary Limited (SGEO) in favour of the lenders of the Burnstone Debt (refer note 28.7)
[3] Rand Uranium Proprietary Limited (Rand Uranium) and Ezulwini Mining Company Proprietary Limited (Ezulwini) together own a number of underground and surface mining operations. These operations report to the Group’s chief operating decision maker (the Executive Committee) as a separate segment, namely Cooke
4 In terms of the Rustenburg operation transaction, a 26% stake in Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) was acquired through Newshelf 1335 Proprietary Limited (B-BBEE SPV). The shareholders of B-BBEE SPV are Rustenburg Mine Employees Trust (30.4%), Rustenburg Mine Community Development Trust (24.8%), Bakgatla-Ba-Kgafela Investment Holdings (24.8%) and Siyanda Resources Proprietary Limited (20.0%). The Rustenburg Mine Employees Trust and the Rustenburg Mine Community Development Trust are controlled and consolidated by Sibanye-Stillwater and liabilities amounting to R1,402 million and R1,144 million are eliminated upon consolidation
[5] The Group has no current or contractual obligation to provide financial support to any of its structured entities
[6] Sibanye-Stillwater recognises no NCI in Akanani on a similar basis as described for WPL and EPL below (refer footnote 7 below), since a revised shareholders' agreement replaced the equity interests with a right to receive dividends.
[7] Sibanye-Stillwater recognises no NCI in WPL and EPL. The shareholding of Lonplats Employee Share Ownership Trust (Employee Trust) (3.8%), Lonplats Marikana Community Development Trust (Community Trust) (0.9%) and Bapo Ba Mogale Local Economic Development Trust (Bapo Trust) (0.9%) (together Marikana Trusts) is not considered since these trusts are controlled and consolidated by Sibanye-Stillwater. Liabilities amounting to R1,671 million relating to the Marikana Trusts are eliminated upon consolidation. In addition, as a result of the Marikana broad-based black economic empowerment (B-BBEE) transaction (refer note 6.6), the equity interests of shareholders in WPL and EPL, including all non-controlling shareholders, were replaced with the right to receive dividends. As a result, the effective shareholding interests were replaced by a share-based payment obligation and dividend obligation (refer note 6.6 and 22.2)
[8] Effective 10 January 2020, the Group exercised its option to acquire an additional 12.05% in DRDGOLD. The consideration amounted to R1,086 million for the subscription of 168,158,944 additional new ordinary shares resulting in a 50.1% shareholding in DRDGOLD. The effective shareholding at 31 December 2021 was 50.49% (2020: 50.66% and 2019: 38.60%) after considering treasury shares held by DRDGOLD (refer note 27). The Group calculated the net asset value of DRDGOLD at the option exercise date to which the additional ownership percentage was applied to determine the reattribution between NCI and the Group
9 On 17 June 2020, the Company and Sibanye Gold Proprietary Limited (SGL) entered into an unbundling agreement wherein SGL unbundled its entire shareholding in Sibanye Platinum Proprietary Limited (SPPL) for no value to the Company
[10] During 2020, the Group reorganised its internal legal structure to house the Marikana PGM related companies (previously owned by LSA UK Limited) under a new intermediate holding company, being Rustenburg Eastern Operations Proprietary Limited (REO), which is a wholly owned subsidiary of SPPL. The reorganisation had no impact to the consolidated financial statements of the Group
11 At 31 December 2021, the Group had a 100% legal interest in Peregrine Metals Limited (Peregrine), which is subject to an Initial Earn-in arrangement of 60% by Aldebaran Resources Inc. (Aldebaran) (refer note 18.3)
[12] The Group has a 76% legal interest in the Newshelf 1114 Proprietary Limited (Newshelf 1114) group and the NCI can acquire a further 2% legal shareholding once they have implemented the necessary funding structure. However, no accounting NCI is recognised, since the NCI’s vendor loan financing exceeds their proportionate interest in Newshelf 1114 and therefore no effective shareholding exists
[13] During 2021, the Group formed Sibanye Battery Metals Proprietary Limited in order to hold the Group's investments in battery metal entities
Subsidiaries
Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases. Control is reassessed if facts and circumstances indicate that there are changes to one or more of the elements of control.
Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Transactions with shareholders
Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities. Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary are equity transactions.
1.4 Foreign currencies
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand, which is the Group’s presentation currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.
Foreign operations
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.
•Exchange differences arising from the translation of the net investment in foreign operations, which includes certain long-term borrowings (i.e. the reporting entity’s interest in the net assets of that operation), are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss. If a company in the Group repays a portion of long-term borrowings forming part of a net investment in foreign operations, amounts previously recorded in other comprehensive income are only recognised in profit or loss upon disposal of the relevant operation.
•Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.
1.5 Comparatives
Where necessary, comparative periods have been revised to conform to current period changes in presentation. Previously, the level of rounding applied in the Group's consolidated annual financial statements included a decimal for the nearest hundred thousand. During the year ended 31 December 2021, the Group changed the level of rounding to only reflect the nearest million by removing the hundred thousand decimal space. Immaterial rounding adjustments were made to comparative information as a result of this change.